Loans - Long-term loan maturities (Details) - Aug. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Long-term loan principal maturities
2020	$ 44,966	¥ 321,696
2021	44,761	320,231
2022	121,153	866,763
2023	20,379	145,800
2024	1,811	12,960
Long-term loan principal	$ 233,070	¥ 1,667,450